Investments (Tables)	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Investments
The Company’s investments, excluding cash surrender value of insurance contracts of $75.9 and $73.9 as of December 31, 2015 and 2014, respectively, consist of the following:

	Cost Basis	Unrealized Gain	Fair Value
As of December 31, 2015
Short-term investments
Certificates of deposit	$39.9	$—	$39.9
Long-term investments
Assets held in a rabbi trust	$9.3	$—	$9.3

As of December 31, 2014
Short-term investments
Certificates of deposit	$136.7	$—	$136.7
Long-term investments:
Assets held in a rabbi trust	$9.3	$0.4	$9.7